20 PAYMENT TO SHAREHOLDERS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	May 29, 2019	Dec. 31, 2019
PaymentToShareholdersLineItems [Line Items]
Dividend	R$ 898,332	R$ 1,855,289
Interest on equity		65,020
Shareholders Equity [Member]
PaymentToShareholdersLineItems [Line Items]
Dividend		1,856,297
Interest on equity		65,020
Dividends and interest		R$ 1,921,317